SUBSEQUENT EVENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 01, 2026	Feb. 06, 2026	Jan. 26, 2026	Dec. 31, 2025	Feb. 24, 2025	Dec. 31, 2024	Apr. 30, 2024
Subsequent Event [Line Items]
Minimum bid price per share threshold					$ 1
Common stock, par value (in dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | Purchase Commitment [Member]
Subsequent Event [Line Items]
Concurrent financing	$ 505.5
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business combination, pro forma information, description	pre-Merger equityholders of Candid (other than investors in the Concurrent Financing) are expected to own approximately 57.55% of the combined company, pre-Merger equityholders of Rallybio are expected to own approximately 3.65% of the combined company and the Investors in the Concurrent Financing are expected to own approximately 38.80% of the combined company (assuming proceeds from the Concurrent Financing of $505.5 million), in each case, calculated on a fully diluted basis, using the treasury stock method, and subject to certain assumptions, including (i) a valuation for Rallybio of $47.5 million (assuming Rallybio has net cash (“Rallybio Net Cash”) of $37.5 million as of the closing of the Merger (the “Closing” and such date, the “Closing Date”)), (ii) a fixed valuation for Candid of $750.0 million, and (iii) the relative capitalization of Rallybio and Candid.